Financial Instruments (Details) - Schedule of Sensitivity Analysis of Changes in Profit (loss) and Equity Exchange Rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase at a rate of 5% [Member]
Schedule of Sensitivity Analysis of Changes in Exchange Rate [Line Items]
Changes in exchange rate	$ 6,588	$ 6,447
Increase at a rate of 10% [Member]
Schedule of Sensitivity Analysis of Changes in Exchange Rate [Line Items]
Changes in exchange rate	13,175	12,894
Decrease at a rate of 5% [Member]
Schedule of Sensitivity Analysis of Changes in Exchange Rate [Line Items]
Changes in exchange rate	(6,588)	(6,447)
Decrease at a rate of 10% [Member]
Schedule of Sensitivity Analysis of Changes in Exchange Rate [Line Items]
Changes in exchange rate	$ (13,175)	$ (12,894)